Operating leases (Details) - Schedule of Balance Sheet Information Related to Operating Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balance Sheet Information Related to Operating Leases [Abstract]
Operating lease right-of-use assets	$ 6,119,535	$ 5,343,608
Operating lease right-of-use assets – related parties	31,197	519,140
Total operating lease right-of-use assets	6,150,732	5,862,748
Operating lease liabilities, current	1,764,259	1,217,604
Operating lease liabilities – related parties, current	28,849	283,567
Operating lease liabilities, non-current	4,880,844	5,755,973
Operating lease liabilities – related party, non-current	2,348
Total operating lease liabilities	$ 6,676,300	$ 7,257,144
Weighted average remaining lease term of operating leases	4 years 10 months 24 days	6 years 4 months 2 days
Weighted average discount rate of operating leases	6.525%	6.525%